UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21734

Registrant Name:	PIMCO Global StocksPlus® & Income Fund

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	June 30

Date of Reporting Period:	March 31, 2016

Item 1. Schedule of Investments

Schedule of Investments

PIMCO Global StocksPLUS® & Income Fund

March 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 153.6%
BANK LOAN OBLIGATIONS 0.8%
iHeartCommunications, Inc.
7.183% due 01/30/2019		$200	$137
OGX (13.000% PIK)
13.000% due 04/10/2049 (b)		133	46
Sequa Corp.
5.250% due 06/19/2017		910	628

Total Bank Loan Obligations (Cost $1,169)			811

CORPORATE BONDS & NOTES 40.9%
BANKING & FINANCE 22.6%
AGFC Capital Trust
6.000% due 01/15/2067 (i)		1,000	520
Banco do Brasil S.A.
9.000% due 06/18/2024 (f)(i)		387	271
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^	EUR	200	56
4.750% due 01/15/2018 ^		100	28
Barclays Bank PLC
14.000% due 06/15/2019 (f)	GBP	100	182
Barclays PLC
6.500% due 09/15/2019 (f)	EUR	200	202
7.875% due 09/15/2022 (f)	GBP	500	641
Blackstone CQP Holdco LP
9.296% due 03/19/2019		$3,796	3,838
BNP Paribas S.A.
7.375% due 08/19/2025 (f)(i)		1,100	1,066
Cantor Fitzgerald LP
7.875% due 10/15/2019 (i)		370	410
Communications Sales & Leasing, Inc.
8.250% due 10/15/2023 (i)		400	373
Exeter Finance Corp.
9.750% due 05/20/2019		900	846
Ford Motor Credit Co. LLC
8.000% due 12/15/2016 (i)		3,850	4,020
Jefferies Finance LLC
7.500% due 04/15/2021 (i)		767	662
Jefferies LoanCore LLC
6.875% due 06/01/2020 (i)		800	690
KGH Intermediate Holdco LLC
8.500% due 08/08/2019 (g)		1,829	1,559
Navient Corp.
5.500% due 01/15/2019 (i)		845	834
8.450% due 06/15/2018 (i)		970	1,043
OneMain Financial Holdings LLC
7.250% due 12/15/2021		472	472
Pinnacol Assurance
8.625% due 06/25/2034 (g)		1,100	1,187
Rabobank Group
6.875% due 03/19/2020 (i)	EUR	1,000	1,346
11.000% due 06/30/2019 (f)(i)		$1,135	1,366
Springleaf Finance Corp.
6.500% due 09/15/2017 (i)		900	922
6.900% due 12/15/2017		200	207
TIG FinCo PLC
8.500% due 03/02/2020	GBP	132	193
8.750% due 04/02/2020 (i)		678	791
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (e)		$756	176

			23,901

INDUSTRIALS 14.8%
Ancestry.com Holdings LLC (9.625% Cash or 10.375% PIK)
9.625% due 10/15/2018 (b)(i)		264	265
BMC Software Finance, Inc.
8.125% due 07/15/2021		87	63
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)(i)		1,221	849
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^(i)		3,667	3,126
9.000% due 02/15/2020 ^(i)		183	156
Chesapeake Energy Corp.
3.872% due 04/15/2019		20	8

Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^		470	0
CVS Pass-Through Trust
5.880% due 01/10/2028		526	582
Enterprise Inns PLC
6.875% due 05/09/2025	GBP	10	14
Forbes Energy Services Ltd.
9.000% due 06/15/2019 (i)		$292	123
Global Geophysical Services, Inc.
10.500% due 05/01/2017 ^		357	25
Harvest Operations Corp.
6.875% due 10/01/2017 (i)		940	576
iHeartCommunications, Inc.
9.000% due 03/01/2021 (i)		690	483
9.000% due 09/15/2022 (i)		1,000	694
Intelsat Jackson Holdings S.A.
8.000% due 02/15/2024		600	619
Intelsat Luxembourg S.A.
7.750% due 06/01/2021 (i)		1,310	396
8.125% due 06/01/2023		54	16
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019 (i)		1,890	1,564
Millar Western Forest Products Ltd.
8.500% due 04/01/2021		30	13
Numericable SFR S.A.
6.250% due 05/15/2024 (i)		1,900	1,852
OGX Austria GmbH
8.375% due 04/01/2022 ^		2,050	0
8.500% due 06/01/2018 ^		1,400	0
Rockies Express Pipeline LLC
6.875% due 04/15/2040		71	60
Scientific Games International, Inc.
10.000% due 12/01/2022 (i)		700	571
Sequa Corp.
7.000% due 12/15/2017		1,166	166
Spanish Broadcasting System, Inc.
12.500% due 04/15/2017 (i)		500	493
Tembec Industries, Inc.
9.000% due 12/15/2019 (i)		600	417
UAL Pass-Through Trust
6.636% due 01/02/2024 (i)		1,481	1,553
10.400% due 05/01/2018 (i)		210	218
Westmoreland Coal Co.
8.750% due 01/01/2022 (i)		1,415	831

			15,733

UTILITIES 3.5%
Frontier Communications Corp.
8.875% due 09/15/2020		90	94
10.500% due 09/15/2022		150	154
11.000% due 09/15/2025		150	151
Illinois Power Generating Co.
6.300% due 04/01/2020 (i)		480	161
7.950% due 06/01/2032 (i)		800	248
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		785	255
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023		812	187
Petrobras Global Finance BV
6.750% due 01/27/2041 (i)		1,796	1,289
6.850% due 06/05/2115		263	182
6.875% due 01/20/2040 (i)		551	399
7.875% due 03/15/2019 (i)		440	423
Sierra Hamilton LLC
12.250% due 12/15/2018		100	60
Sprint Capital Corp.
6.875% due 11/15/2028		100	74

			3,677

Total Corporate Bonds & Notes (Cost $52,151)			43,311

MUNICIPAL BONDS & NOTES 1.6%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		40	41
7.750% due 01/01/2042		70	70

			111

WEST VIRGINIA 1.5%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		1,715	1,539

Total Municipal Bonds & Notes (Cost $1,725)			1,650

U.S. GOVERNMENT AGENCIES 3.0%
Fannie Mae
5.617% due 03/25/2037 (a)(i)	619	117
5.717% due 11/25/2039 (a)(i)	544	94
5.867% due 01/25/2038 (a)(i)	795	125
5.947% due 03/25/2037 (a)(i)	631	114
5.967% due 12/25/2037 (a)(i)	949	124
5.977% due 06/25/2037 (a)(i)	251	40
6.007% due 04/25/2037 (a)(i)	561	102
6.017% due 04/25/2037 (a)(i)	1,431	282
6.167% due 11/25/2035 (a)(i)	247	44
6.367% due 11/25/2036 (a)(i)	2,904	595
6.767% due 02/25/2037 (a)(i)	566	117
7.000% due 12/25/2023 (i)	154	173
7.500% due 06/01/2032	45	48
7.800% due 06/25/2026	3	3
9.944% due 12/25/2042	96	112
13.594% due 08/25/2022 (i)	183	242
Freddie Mac
0.713% due 10/25/2020 (a)(i)	10,470	279
6.004% due 03/15/2037 (a)(i)	1,003	193
6.134% due 09/15/2036 (a)(i)	618	122
6.144% due 09/15/2036 (a)(i)	1,384	301
7.000% due 08/15/2023	8	8

Total U.S. Government Agencies (Cost $2,866)		3,235

U.S. TREASURY OBLIGATIONS 1.0%
U.S. Treasury Notes
1.500% due 08/31/2018 (k)(m)	1,000	1,017

Total U.S. Treasury Obligations (Cost $999)		1,017

NON-AGENCY MORTGAGE-BACKED SECURITIES 68.0%
Banc of America Alternative Loan Trust
15.987% due 09/25/2035 ^(i)	2,348	3,035
Banc of America Funding Trust
2.811% due 12/20/2034 (i)	594	541
3.062% due 03/20/2036	982	903
5.846% due 01/25/2037 ^	333	274
Banc of America Mortgage Trust
6.000% due 07/25/2046 ^	4	3
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.763% due 03/11/2041 (i)	2,000	2,156
BCAP LLC Trust
6.250% due 11/26/2036	560	565
BCRR Trust
5.858% due 07/17/2040 (i)	3,000	3,102
Bear Stearns Adjustable Rate Mortgage Trust
2.845% due 07/25/2036 ^	407	345
Bear Stearns ALT-A Trust
2.683% due 04/25/2035	326	260
2.792% due 09/25/2035	234	196
2.871% due 11/25/2035 ^	142	106
Bear Stearns Asset-Backed Securities Trust
22.070% due 03/25/2036 ^(i)	2,142	2,786
Bear Stearns Commercial Mortgage Securities Trust
5.485% due 02/11/2041	1,000	994
Bear Stearns Structured Products, Inc. Trust
2.414% due 12/26/2046	429	305
2.775% due 01/26/2036 (i)	1,198	924
BRAD Resecuritization Trust
2.179% due 03/12/2021	2,074	153
6.550% due 03/12/2021	388	399
CBA Commercial Small Balance Commercial Mortgage
5.540% due 01/25/2039 ^	651	527
Charlotte Gateway Village LLC
6.410% due 12/01/2016	190	192
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.733% due 08/25/2035	181	162
0.767% due 10/25/2034	13	12
Citigroup Mortgage Loan Trust, Inc.
3.038% due 03/25/2037 ^(i)	623	491
3.351% due 11/25/2035	1,839	1,031
Commercial Mortgage Trust
0.132% due 10/10/2046 (a)(i)	77,000	805
6.139% due 07/10/2046	760	822
Countrywide Alternative Loan Trust
0.642% due 05/20/2046 ^(i)	1,132	853
0.673% due 12/25/2046 ^	130	88
0.763% due 10/25/2035 (i)	1,361	1,069
0.783% due 05/25/2036 ^(i)	2,319	1,233

2.652% due 10/25/2035 ^	246	215
2.904% due 02/25/2037 ^	350	313
5.500% due 08/25/2034 (i)	694	685
5.500% due 02/25/2036 ^	36	32
5.500% due 03/25/2036 ^(i)	686	571
6.250% due 09/25/2034	108	109
6.717% due 07/25/2036 (a)(i)	1,669	598
18.609% due 07/25/2035 (i)	1,438	2,035
Countrywide Home Loan Mortgage Pass-Through Trust
0.673% due 03/25/2036	256	210
1.073% due 03/25/2035 (i)	1,453	1,218
1.213% due 02/25/2035	174	135
2.592% due 02/20/2036 ^(i)	1,502	545
2.666% due 10/20/2035 ^	285	258
2.681% due 10/20/2035 ^	211	178
2.763% due 08/25/2034	355	320
2.815% due 03/25/2037 ^	491	403
2.937% due 10/20/2035	653	593
5.500% due 08/25/2035 ^	45	40
Credit Suisse Commercial Mortgage Trust
6.067% due 02/15/2041 (i)	2,000	2,088
Credit Suisse Mortgage Capital Certificates
5.467% due 09/16/2039 (i)	900	902
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 11/25/2036	307	288
First Horizon Alternative Mortgage Securities Trust
2.443% due 11/25/2036 ^(i)	624	479
First Horizon Mortgage Pass-Through Trust
2.735% due 01/25/2037 ^(i)	1,276	1,124
GMAC Mortgage Corp. Loan Trust
3.277% due 06/25/2034	158	157
GS Mortgage Securities Trust
6.076% due 08/10/2043 (i)	730	761
GSR Mortgage Loan Trust
2.863% due 05/25/2035	215	196
2.963% due 04/25/2035	412	393
5.500% due 06/25/2036 ^	117	109
HarborView Mortgage Loan Trust
1.032% due 04/19/2034	32	29
2.305% due 11/19/2034	147	115
2.853% due 02/25/2036 ^	64	53
3.988% due 06/19/2036 ^	548	366
4.296% due 08/19/2036 ^	27	24
HSI Asset Loan Obligation Trust
2.819% due 01/25/2037 ^	565	428
IndyMac Mortgage Loan Trust
0.706% due 06/25/2037 ^(i)	1,930	1,351
0.713% due 03/25/2035	54	47
2.549% due 06/25/2037 ^(i)	795	558
JPMBB Commercial Mortgage Securities Trust
0.141% due 11/15/2045 (a)(i)	76,047	1,418
JPMorgan Chase Commercial Mortgage Securities Corp.
5.585% due 05/15/2041 (i)	1,500	1,522
JPMorgan Mortgage Trust
2.759% due 04/25/2037 ^(i)	1,256	965
5.500% due 01/25/2036 ^	84	77
5.500% due 06/25/2037 ^	72	71
Luminent Mortgage Trust
0.597% due 12/25/2036 (i)	951	758
0.633% due 10/25/2046 (i)	864	732
MASTR Adjustable Rate Mortgages Trust
2.773% due 11/25/2035 ^	1,042	795
3.256% due 10/25/2034	322	282
Merrill Lynch Alternative Note Asset Trust
0.503% due 01/25/2037	323	140
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048 (i)	855	871
Morgan Stanley Capital Trust
5.569% due 12/15/2044 (i)	1,281	1,331
Opteum Mortgage Acceptance Corp. Trust
0.703% due 07/25/2036	371	249
Prime Mortgage Trust
6.117% due 11/25/2036 (a)	6,495	790
Provident Funding Mortgage Loan Trust
2.643% due 10/25/2035	140	138
RBSSP Resecuritization Trust
5.000% due 09/26/2036 (i)	2,453	1,407
Residential Accredit Loans, Inc. Trust
2.718% due 12/26/2034 ^	355	272
3.929% due 01/25/2036 ^(i)	1,182	946
6.000% due 09/25/2035	581	436
6.000% due 08/25/2036 ^	416	327
Residential Asset Mortgage Products Trust
7.500% due 12/25/2031	120	122
Royal Bank of Scotland Capital Funding Trust
6.068% due 02/17/2051 (i)	3,000	3,060

Structured Adjustable Rate Mortgage Loan Trust
1.777% due 05/25/2035 ^(i)		2,738	1,915
2.686% due 01/25/2036 ^		524	395
2.804% due 09/25/2036 ^		449	289
3.007% due 09/25/2035		125	104
3.675% due 04/25/2036 ^		564	412
4.416% due 11/25/2036 ^		227	216
Structured Asset Mortgage Investments Trust
0.663% due 02/25/2036		528	400
0.713% due 02/25/2036 ^		432	332
Suntrust Adjustable Rate Mortgage Loan Trust
2.832% due 01/25/2037 ^		196	182
Theatre Hospitals PLC
3.591% due 10/15/2031 (i)	GBP	1,067	1,470
Wachovia Bank Commercial Mortgage Trust
5.171% due 01/15/2041 (i)		$1,500	1,515
5.946% due 02/15/2051 (i)		2,500	2,616
WaMu Commercial Mortgage Securities Trust
5.786% due 03/23/2045 (i)		1,000	997
WaMu Mortgage Pass-Through Certificates Trust
0.723% due 07/25/2045		151	142
1.081% due 01/25/2047		146	131
2.350% due 12/25/2036 ^(i)		645	560
4.378% due 07/25/2037 ^		179	165
Washington Mutual Mortgage Pass-Through Certificates Trust
1.121% due 04/25/2047 ^		1,074	116
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 03/25/2037 ^		420	415
Wells Fargo-RBS Commercial Mortgage Trust
0.337% due 12/15/2046 (a)		30,000	699

Total Non-Agency Mortgage-Backed Securities (Cost $56,348)			72,038

ASSET-BACKED SECURITIES 14.8%
Apidos CLO
0.000% due 07/22/2026 (e)		500	211
Bear Stearns Asset-Backed Securities Trust
6.500% due 08/25/2036 ^(i)		728	452
Bombardier Capital Mortgage Securitization Corp.
7.830% due 06/15/2030		1,431	707
Carrington Mortgage Loan Trust
0.583% due 08/25/2036		100	59
Centex Home Equity Loan Trust
0.883% due 06/25/2035		236	200
Citigroup Mortgage Loan Trust, Inc.
0.593% due 12/25/2036 (i)		2,123	1,373
0.593% due 01/25/2037		245	139
5.972% due 01/25/2037 ^(i)		760	540
Conseco Finance Securitizations Corp.
7.960% due 05/01/2031		444	318
Countrywide Asset-Backed Certificates
0.563% due 12/25/2036 ^(i)		1,857	1,662
0.583% due 04/25/2047		2,073	1,947
0.586% due 01/25/2037		144	138
0.983% due 09/25/2034		123	118
5.352% due 10/25/2032 ^(i)		872	803
EMC Mortgage Loan Trust
1.373% due 05/25/2039		563	540
Lehman XS Trust
5.069% due 05/25/2037 ^(i)		339	439
5.420% due 11/25/2035 ^		313	311
MASTR Asset-Backed Securities Trust
5.233% due 11/25/2035		134	135
Morgan Stanley ABS Capital, Inc. Trust
0.493% due 05/25/2037		155	94
Residential Asset Mortgage Products Trust
1.113% due 03/25/2033		62	55
5.572% due 06/25/2032		92	92
Soundview Home Loan Trust
0.493% due 11/25/2036		214	69
South Coast Funding Ltd.
0.872% due 01/06/2041		511	149
0.872% due 01/06/2041 (i)		14,417	4,181
Structured Asset Securities Corp. Mortgage Loan Trust
0.583% due 05/25/2036 (i)		392	376
0.733% due 06/25/2035 (i)		529	463
Washington Mutual Asset-Backed Certificates Trust
0.493% due 10/25/2036		122	59

Total Asset-Backed Securities (Cost $14,691)			15,630

SOVEREIGN ISSUES 0.8%
Costa Rica Government International Bond
7.000% due 04/04/2044 (i)		300	272
Republic of Greece Government International Bond
3.000% due 02/24/2023	EUR	33	27

3.000% due 02/24/2024	33	27
3.000% due 02/24/2025	33	26
3.000% due 02/24/2026	33	26
3.000% due 02/24/2027	33	25
3.000% due 02/24/2028	33	25
3.000% due 02/24/2029	33	24
3.000% due 02/24/2030	33	24
3.000% due 02/24/2031	33	23
3.000% due 02/24/2032	33	23
3.000% due 02/24/2033	33	22
3.000% due 02/24/2034	33	22
3.000% due 02/24/2035	33	22
3.000% due 02/24/2036	33	22
3.000% due 02/24/2037	33	21
3.000% due 02/24/2038	33	21
3.000% due 02/24/2039	33	21
3.000% due 02/24/2040	33	21
3.000% due 02/24/2041	33	21
3.000% due 02/24/2042	33	21
4.750% due 04/17/2019	100	102

Total Sovereign Issues (Cost $805)		838

	SHARES
COMMON STOCKS 0.1%
ENERGY 0.0%
OGX Petroleo e Gas S.A. SP - ADR (c)	54,706	0

FINANCIALS 0.1%
TIG FinCo PLC (g)	103,539	71

Total Common Stocks (Cost $154)		71

WARRANTS 0.0%
INDUSTRIALS 0.0%
Global Geophysical Services, Inc. - Exp. 05/01/2049	1,552	1

Total Warrants (Cost $15)		1

PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
AgriBank FCB
6.875% due 01/01/2024 (f)	2,500	265

Total Preferred Securities (Cost $250)		265

SHORT-TERM INSTRUMENTS 22.4%
REPURCHASE AGREEMENTS (h) 1.0%		1,081

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 13.2%
Federal Home Loan Bank
0.285% due 04/18/2016 - 04/25/2016	$6,900	6,899
0.295% due 04/25/2016	5,400	5,399
0.310% due 05/03/2016	1,700	1,700

		13,998

U.S. TREASURY BILLS 8.2%
0.269% due 04/07/2016 - 04/28/2016 (d)(e)(m)	8,635	8,635

Total Short-Term Instruments (Cost $23,712)		23,714

Total Investments in Securities (Cost $154,885)		162,581

Total Investments 153.6% (Cost $154,885)		$162,581
Financial Derivative Instruments (j)(l) (8.5%) (Cost or Premiums, net $(1,526))		(8,981)
Other Assets and Liabilities, net (45.1%)		(47,736)

Net Assets 100.0%		$105,864

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Payment in-kind bond security.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon bond.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
KGH Intermediate Holdco LLC 8.500% due 08/08/2019	08/07/2014	$1,802	$1,559	1.47%
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	1,100	1,187	1.12
TIG FinCo PLC	04/02/2015	154	71	0.07

		$3,056	$2,817	2.66%

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SAL	0.500%	03/31/2016	04/01/2016	$300	U.S. Treasury Notes 1.625% due 11/30/2020	$(308)	$300	$300
SSB	0.010	03/31/2016	04/01/2016	781	U.S. Treasury Notes 2.250% due 07/31/2021	(798)	781	781

Total Repurchase Agreements						$(1,106)	$1,081	$1,081

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
BCY	(0.500)%	02/10/2016	TBD	(2)		$(102)	$(102)
	0.900	11/24/2015	TBD	(2)		(1,908)	(1,914)
	1.370	01/08/2016	04/08/2016			(842)	(845)
	1.370	01/22/2016	04/22/2016			(1,384)	(1,388)
	1.650	02/12/2016	05/12/2016			(462)	(463)
	2.118	02/17/2016	05/17/2016			(2,185)	(2,191)
	2.121	01/22/2016	04/22/2016			(2,267)	(2,276)
	2.125	04/01/2016	07/01/2016			(538)	(538)
	2.134	10/01/2015	04/01/2016			(591)	(597)
	2.462	10/01/2015	10/03/2016			(1,142)	(1,149)
BOS	2.534	03/08/2016	06/08/2016			(2,228)	(2,232)
	2.589	03/18/2016	06/17/2016			(1,347)	(1,348)
BPG	1.250	01/28/2016	04/28/2016			(1,254)	(1,257)
	2.731	03/16/2016	03/16/2017			(929)	(930)
DEU	1.300	01/08/2016	04/08/2016			(449)	(450)
	1.300	01/14/2016	04/14/2016			(763)	(765)
	1.300	01/29/2016	04/29/2016			(692)	(694)
	1.300	03/01/2016	06/01/2016			(3,066)	(3,069)
	1.300	03/04/2016	06/06/2016			(1,987)	(1,989)
	1.300	03/16/2016	06/09/2016			(2,395)	(2,396)
	1.300	03/21/2016	06/09/2016			(182)	(182)
	1.750	01/21/2016	04/21/2016			(1,169)	(1,173)
	2.786	03/09/2016	09/12/2016			(1,910)	(1,913)
FOB	2.374	01/14/2016	04/14/2016			(2,314)	(2,326)
JPS	1.470	02/08/2016	05/09/2016			(1,895)	(1,899)
	1.790	03/16/2016	06/03/2016			(1,264)	(1,265)
MSC	1.500	03/21/2016	06/10/2016			(1,848)	(1,849)
	1.600	02/09/2016	05/09/2016			(2,658)	(2,664)
	1.600	03/21/2016	06/10/2016			(1,202)	(1,203)
RDR	1.020	01/29/2016	04/29/2016			(1,060)	(1,062)
	1.020	02/23/2016	05/23/2016			(2,830)	(2,833)
	1.030	03/11/2016	06/06/2016			(321)	(321)
	1.400	11/30/2015	05/27/2016			(3,293)	(3,309)
	2.260	01/14/2016	01/13/2017			(1,040)	(1,045)
RTA	1.697	07/02/2015	07/01/2016			(1,615)	(1,636)
	2.039	12/21/2015	12/20/2016			(1,742)	(1,752)
	2.065	02/09/2016	02/03/2017			(3,467)	(3,477)
	2.207	03/11/2016	03/10/2017			(1,718)	(1,720)
SAL	1.404	11/18/2015	05/18/2016			(630)	(633)
	1.474	01/15/2016	04/15/2016			(1,364)	(1,368)
SOG	1.190	03/04/2016	06/01/2016			(638)	(639)
	1.250	01/19/2016	04/18/2016			(845)	(847)
	1.290	02/23/2016	05/20/2016			(398)	(399)
UBS	0.350	03/04/2016	06/06/2016		EUR	(1,042)	(1,185)
	1.150	02/18/2016	05/18/2016		GBP	(511)	(735)
	1.259	03/07/2016	04/06/2016			(811)	(1,166)
	1.320	02/10/2016	05/09/2016			$(224)	(225)
	1.380	03/01/2016	06/03/2016			(865)	(866)
	1.470	01/28/2016	04/28/2016			(681)	(683)
	1.520	01/28/2016	04/28/2016			(546)	(547)
	1.630	03/01/2016	06/03/2016			(518)	(519)
	2.242	01/04/2016	07/05/2016			(3,422)	(3,441)
	2.342	01/04/2016	07/05/2016			(860)	(865)
	2.392	01/04/2016	07/05/2016			(1,120)	(1,127)

Total Reverse Repurchase Agreements							$(73,467)

(2)	Open maturity reverse repurchase agreement.
(3)	The average amount of borrowings outstanding during the period ended March 31, 2016 was $(70,157) at a weighted average interest rate of 1.384%.

(i)	Securities with an aggregate market value of $94,973 have been pledged as collateral under the terms of master agreements as of March 31, 2016.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CME S&P 500 Index April Futures	1,930.000	04/15/2016	98	$172	$36

Total Purchased Options				$172	$36

Written Options: Options on Exchange-Traded Futures Contracts
Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CME S&P 500 Index April Futures	2,030.000	04/15/2016	98	$(747)	$(808)

Total Written Options				$(747)	$(808)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
E-mini S&P 500 Index June Futures	Long	06/2016	5	$11	$0	$(1)
S&P 500 Index June Futures	Long	06/2016	102	1,375	0	(94)

Total Futures Contracts				$1,386	$0	$(95)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month CAD-Bank Bill	3.300%	06/19/2024	CAD	4,900	$625	$58	$0	$(13)
Receive	3-Month CAD-Bank Bill	3.500	06/20/2044		1,600	(416)	(20)	8	0
Pay	3-Month USD-LIBOR	2.750	06/19/2023		$304,100	29,724	2,831	813	0
Pay	3-Month USD-LIBOR	3.000	06/18/2024		19,700	2,452	255	62	0
Receive	3-Month USD-LIBOR *	2.250	06/15/2026		275,900	(14,730)	(1,106)	0	(1,005)

						$17,655	$2,018	$883	$(1,018)

Total Swap Agreements						$17,655	$2,018	$883	$(1,018)

*	This security has a forward starting effective date.

(k)	Securities with an aggregate market value of $1,016 and cash of $25,962 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	05/2016	AUD	93		$69	$0	$(2)
	05/2016	CHF	89		89	0	(3)
BOA	05/2016	AUD	42		30	0	(2)
	05/2016	JPY	26,800		241	3	0
BPS	04/2016	EUR	46		50	0	(2)
	04/2016		$1,144	EUR	1,042	42	0
	04/2016		94	GBP	66	1	0
	05/2016	AUD	69		$52	0	0
CBK	04/2016	EUR	1,487		1,626	0	(66)
	04/2016		$78	EUR	69	1	0
	05/2016	JPY	25,600		$226	0	(2)
	05/2016		$42	CHF	42	1	0
DUB	04/2016		732	EUR	661	20	0
	05/2016		84	JPY	9,465	0	0
GLM	04/2016	BRL	369		$104	1	0
	04/2016		$92	BRL	369	10	0
	04/2016		3,435	GBP	2,431	56	0
	05/2016	GBP	1,004		$1,434	0	(8)
	05/2016	JPY	7,957		69	0	(2)
	05/2016		$219	AUD	295	6	0
	05/2016		576	JPY	65,399	6	0
HUS	04/2016	BRL	220		$61	0	0
	04/2016	GBP	94		136	1	0
	04/2016		$62	BRL	220	0	(1)
	05/2016	CAD	67		$48	0	(4)
	05/2016	CHF	93		96	0	(1)
	05/2016		$60	BRL	220	0	0
	05/2016		30	CAD	42	2	0
	05/2016		257	CHF	254	8	0
	05/2016		72	HKD	558	0	0
JPM	04/2016	BRL	149		$41	0	(1)
	04/2016	GBP	591		838	0	(11)
	04/2016		$42	BRL	149	0	0
	04/2016		43	GBP	30	1	0
	05/2016		238	JPY	27,017	2	0
MSB	04/2016	EUR	922		$1,012	0	(37)
	04/2016		$95	EUR	86	3	0
	05/2016	DKK	126		$19	0	0
RBC	04/2016	EUR	214		242	0	(2)
	05/2016	HKD	304		39	0	0
	05/2016	JPY	18,695		168	2	0
SCX	04/2016	GBP	1,842		2,564	0	(82)
	05/2016	AUD	82		58	0	(5)
	05/2016	CHF	114		117	0	(2)
	05/2016	JPY	14,199		126	0	0
	05/2016		$21	AUD	28	1	0
SOG	05/2016	SEK	169		$20	0	(1)
TDM	05/2016	CAD	40		31	0	0
UAG	05/2016	HKD	163		21	0	0

Total Forward Foreign Currency Contracts						$167	$(234)

Swap Agreements:

Credit Default Swaps on Asset-Backed Securities - Sell Protection (1)

							Swap Agreements, at Value (3)
Counterparty	Reference Obligation	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BOA	Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 5.250% due 07/25/2033	6.250%	07/25/2033	$384	$0	$(25)	$0	$(25)

Credit Default Swaps on Credit Indices - Sell Protection (1)
							Swap Agreements, at Value (3)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Premiums (Received)	Unrealized (Depreciation)	Asset	Liability
GST	ABX.HE.AA.6-1 Index	0.320%	07/25/2045	$2,882	$(573)	$(5)	$0	$(578)
	ABX.HE.PENAAA.7-1 Index	0.090	08/25/2037	1,996	(387)	(20)	0	(407)

					$(960)	$(25)	$0	$(985)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid	Unrealized (Depreciation)	Asset	Liability
BPS	Pay	1-Year BRL-CDI	12.055%	01/04/2021	BRL	3,600	$9	$(63)	$0	$(54)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (4)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized (Depreciation)	Asset	Liability
FBF	Receive	NDDUEAFE Index	11,171	1-Month USD-LIBOR plus a specified spread	05/13/2016	$59,152		$(6,848)	$0	$(6,848)

Total Swap Agreements							$(951)	$(6,961)	$0	$(7,912)

(4)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(m)	Securities with an aggregate market value of $7,616 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$765	$46	$811
Corporate Bonds & Notes
Banking & Finance	0	20,309	3,592	23,901
Industrials	0	15,708	25	15,733
Utilities	0	3,677	0	3,677
Municipal Bonds & Notes
Illinois	0	111	0	111
West Virginia	0	1,539	0	1,539
U.S. Government Agencies	0	3,235	0	3,235
U.S. Treasury Obligations	0	1,017	0	1,017
Non-Agency Mortgage-Backed Securities	0	70,989	1,049	72,038
Asset-Backed Securities	0	15,630	0	15,630
Sovereign Issues	0	838	0	838
Common Stocks
Financials	0	0	71	71
Warrants
Industrials	0	0	1	1
Preferred Securities
Banking & Finance	0	265	0	265
Short-Term Instruments
Repurchase Agreements	0	1,081	0	1,081
Short-Term Notes	0	13,998	0	13,998
U.S. Treasury Bills	0	8,635	0	8,635

Total Investments	$0	$157,797	$4,784	$162,581

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	36	883	0	919
Over the counter	0	167	0	167
	$36	$1,050	$0	$1,086

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(903)	(1,018)	0	(1,921)
Over the counter	0	(8,146)	0	(8,146)

	$(903)	$(9,164)	$0	$(10,067)

Totals	$(867)	$149,683	$4,784	$153,600

There were no significant transfers between Levels 1 and 2 during the period ended March 31, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2016:

Category and Subcategory	Beginning Balance at 06/30/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2016 (1)
Investments in Securities, at Value
Bank Loan Obligations	$150	$0	$0	$0	$0	$(104)	$0	$0	$46	$(104)
Corporate Bonds & Notes
Banking & Finance	8,489	216	(1,031)	3	(4)	(243)	0	(3,838)	3,592	(168)
Industrials	4	0	0	0	0	21	0	0	25	21
Non-Agency Mortgage-Backed Securities	1,301	0	(238)	2	18	(34)	0	0	1,049	(19)
Common Stocks
Financials	104	0	0	0	0	(33)	0	0	71	(33)
Warrants
Industrials	15	0	0	0	0	(14)	0	0	1	(14)

Totals	$10,063	$216	$(1,269)	$5	$14	$(407)	$0	$(3,838)	$4,784	$(317)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$46	Other Valuation Techniques (2)	—	—
Corporate Bonds & Notes
Banking & Finance	1,187	Proxy Pricing	Base Price	102.67
	2,405	Reference Instrument	Spread movement	16.00 bps - 561.19 bps
Industrials	25	Proxy Pricing	Base Price	6.94
Non-Agency Mortgage-Backed Securities	745	Proxy Pricing	Base Price	7.38 - 102.50
	304	Third Party Vendor	Broker Quote	71.00
Common Stocks
Financials	71	Other Valuation Techniques (2)	—	—
Warrants
Industrials	1	Proxy Pricing	Base Price	0.37

Total	$4,784

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets attributable to that Fund, less any liabilities, by the total number of shares outstanding of that Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), the Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels, along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Manager on a periodic basis and may be amended in accordance with the Fund’s valuation procedures.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of March 31, 2016, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2013-2015, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2016, the aggregate cost and the gross and the net unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
$ 154,889	$ 19,667	$ (11,975)	$ 7,692

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FBF	Credit Suisse International	RDR	RBC Capital Markets
BCY	Barclays Capital, Inc.	FOB	Credit Suisse Securities (USA) LLC	RTA	Royal Bank of Canada
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	SAL	Citigroup Global Markets, Inc.
BOS	Banc of America Securities LLC	GST	Goldman Sachs International	SCX	Standard Chartered Bank
BPG	BNP Paribas Securities Corp.	HUS	HSBC Bank USA N.A.	SOG	Societe Generale
BPS	BNP Paribas S.A.	JPM	JPMorgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
CBA	Commonwealth Bank of Australia	JPS	JPMorgan Securities, Inc.	TDM	TD Securities (USA) LLC
CBK	Citibank N.A.	MSB	Morgan Stanley Bank N.A.	UAG	UBS AG Stamford
DEU	Deutsche Bank Securities, Inc.	MSC	Morgan Stanley & Co., Inc.	UBS	UBS Securities LLC
DUB	Deutsche Bank AG	RBC	Royal Bank of Canada

Currency Abbreviations:
AUD	Australian Dollar	DKK	Danish Krone	JPY	Japanese Yen
BRL	Brazilian Real	EUR	Euro	SEK	Swedish Krona
CAD	Canadian Dollar	GBP	British Pound	USD (or $)	United States Dollar
CHF	Swiss Franc	HKD	Hong Kong Dollar

Exchange Abbreviations:
CME	Chicago Mercantile Exchange

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	NDDUEAFE	MSCI EAFE Index

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	SP - ADR	Sponsored American Depositary Receipt
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles
CDI	Brazil Interbank Deposit Rate	PIK	Payment-in-Kind

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Global StocksPlus® & Income Fund

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: May 27, 2016

By: /s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: May 27, 2016

By: /s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: May 27, 2016